Fair value measurement Narratives (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Accrued investment income of short-term investments	¥ (8,289)	$ (1,301)	¥ 6,374	¥ (2,298)
Impairment of Goodwill	48,500		0
Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Accrued investment income of short-term investments	161		8,560
Impairment charges on investment	0		0	0
Non-recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impairment charges on investment	17,850		0	4,000
Impairment loss for the intangible assets	17,379		0	0
Impairment of Goodwill	¥ 48,500		¥ 0	¥ 0